Tidal Trust II

234 West Florida Street, Suite 203

Milwaukee, WI 53204

June 4, 2025

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Tidal Trust II (the “Trust”)
File Nos. 333-264478, 811-23793

To the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and the regulations thereunder, the Trust on behalf of its series, the Defiance Daily Target 2X Long DJT ETF and Defiance Daily Target 2X Long RDDT ETF, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment effective April 8, 2025, and filed electronically as Post-Effective Amendment No. 339 to the Trust’s Registration Statement on Form N-1A on April 8, 2025.

If you have any questions or require further information, please contact John Hadermayer at (262) 318-8236 or jhadermayer@tidalfg.com.

Sincerely,

/s/ John Hadermayer

John Hadermayer

SVP of Legal Services

Tidal Investments LLC